Form N-1A Cover	Mar. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND, INC.
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 27, 2026
Prospectus Date	Mar. 30, 2026